Gold and Silver Sales (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($) oz	Jun. 30, 2019 USD ($) oz	Jun. 30, 2020 USD ($) oz	Jun. 30, 2019 USD ($) oz	Dec. 31, 2019 USD ($) oz	Dec. 31, 2018 USD ($) oz
Product Information [Line Items]
Amount sold | $	$ 7,636	$ 0	$ 18,760	$ 0	$ 13,709	$ 180
Ounces sold (in ounces) | oz		0
Gold
Product Information [Line Items]
Amount sold | $	$ 7,284	$ 0	$ 17,612	$ 0	$ 12,803	$ 178
Ounces sold (in ounces) | oz	4,237	0	10,797	0	8,593	145
Silver
Product Information [Line Items]
Amount sold | $	$ 352	$ 0	$ 1,148	$ 0	$ 906	$ 2
Ounces sold (in ounces) | oz	21,331	0	70,703	0	52,036	124